Share Capital, Capital Reserve and Treasury Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Class A Ordinary Shares [Member]
Share Capital, Capital Reserve and Treasury Shares [Line Items]
Shares issued	17,177,087	[1]	12,157,782	[2]
Shares issued value (in Dollars)			$ 20,000
Class A Ordinary Shares [Member] | Art Newspaper SA [Member]
Share Capital, Capital Reserve and Treasury Shares [Line Items]
Shares issued			12,157,782
Shares issued value (in Dollars)			$ 20,000
Class B Ordinary Shares [Member]
Share Capital, Capital Reserve and Treasury Shares [Line Items]
Shares issued	139,517,423	[1]		[2]
Forfeiture shares	70,911,681
Class B Ordinary Shares [Member] | Art Newspaper SA [Member]
Share Capital, Capital Reserve and Treasury Shares [Line Items]
Shares issued	139,517,423
Shares issued value (in Dollars)	$ 20,000
Class B Treasury Shares [Member]
Share Capital, Capital Reserve and Treasury Shares [Line Items]
Shares issued		[1]		[2]
WME Assets [Member] | Class B Treasury Shares [Member]
Share Capital, Capital Reserve and Treasury Shares [Line Items]
Acquisitions transaction was settled by shares	17,177,087

[1]	During the year ended December 31, 2025, the Company issued 139,517,423 Class B shares at a consideration of US$20,000 for the acquisition of a property from an independent third party. Also, the Company issued 17,177,087 Class A shares in order to settle the consideration payable for an acquisition in previous year.
[2]	During the year ended December 31, 2024, the Company issued 12,157,782 Class A shares at a consideration of US$20,000.